Summary of significant accounting policies - Revenue recognition (Details) $ in Thousands	12 Months Ended				24 Months Ended	84 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 USD ($) service member claim	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) unit	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Revenue Recognition
Number of electric distribution cooperative members | member		38
Number of services provided | service		2
Minimum margins for interest ratio under the first mortgage indenture		1.10	1.10	1.10
Targeted margins for interest ratio		1.14	1.14	1.14
Refund liability		$ 55,914	$ 34,266		$ 34,266	$ 55,914
Total revenues		2,181,847	1,740,185	$ 2,130,137
Operating revenues
Amount remaining to be credited		$ 197,373				197,373
Forecast
Revenue Recognition
Minimum margins for interest ratio under the first mortgage indenture	1.10
Vogtle Units No. 3 & No. 4
Operating revenues
Recovery of financing costs			9,261	14,796
Cumulative recovery of financing costs					135,693
Additional collection period (in years)		5 years
Billed amount		$ 121,638	52,378	$ 11,774		369,102
Natural Gas Processing Plant | Washington County Power
Operating revenues
Number of generating units acquired | unit				2
Members
Revenue Recognition
Total revenues		2,145,522	1,681,566	$ 1,974,683
Reduction In fuel costs		34,400
Decrease in member energy revenues		34,400
Operating revenues
Receivables		$ 177,790	$ 170,901	$ 187,401	170,901	177,790
Members | Litigation Nuclear Fuel Disposal Cost | Settled Litigation
Revenue Recognition
Loss contingency, claims settled, number | claim		2
Jackson EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)		18.00%	15.10%	16.00%
Cobb EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)		9.00%	11.40%	9.50%
GreyStone Power Corporation, an EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)		9.30%	8.50%	10.00%
Non-Members
Revenue Recognition
Total revenues		$ 36,325	$ 58,619	$ 155,454
Operating revenues
Receivables		68,791	30,883	32,614	$ 30,883	$ 68,791
Capacity revenues | Members
Revenue Recognition
Total revenues		1,501,903	1,082,368	984,036
Capacity revenues | Non-Members
Revenue Recognition
Total revenues		1,572	44,995	82
Energy revenues | Members
Revenue Recognition
Total revenues		643,619	599,198	990,647
Energy revenues | Non-Members
Revenue Recognition
Total revenues		$ 34,753	$ 13,624	$ 155,372